401(K) Savings Plan	12 Months Ended
Dec. 31, 2021
Savings Plan [Abstract]
401(K) SAVINGS PLAN

NOTE 15. 401(K) SAVINGS PLAN

The Company has a retirement and savings plan under Section 401(k) of the IRC (the “401(k) Plan”), covering all U.S. employees. The 401(k) Plan allows employees to make pre-tax contributions up to the maximum allowable amount set by the Internal Revenue Service. The Company may make contributions to the 401(k) Plan at its discretion. No contributions were made to the 401(k) Plan by the Company for the years ended December 31, 2021 and 2020.